Segment information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€) segment	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Segment information
Number of operating segments | segment	1
Revenue	€ 906	€ 1,395	€ 1,703
Non-current assets	42,424	52,081	54,241
Belgium
Segment information
Revenue	300
Non-current assets	142	154	2,159
Spain
Segment information
Revenue	600
Non-current assets	€ 42,282	€ 51,927	€ 52,082